LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
LONG TERM DEBT

14. LONG-TERM DEBT

	As at	As at
	December 31,	December 31,
	2018	2017
Credit Facility(i)(ii)	$(5,708)	$(6,181)
2018 Notes(i)(iii)	347,803	—
2017 Notes(i)(iii)	298,022	297,784
2016 Notes(i)(iii)	348,265	348,002
2015 Note(i)(iii)	49,560	49,495
2012 Notes(i)(iii)	199,233	199,063
2010 Notes(i)(iii)	484,133	483,688
Total long-term debt	$1,721,308	$1,371,851

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)

There were no amounts outstanding under the Credit Facility (as defined below) as at December 31, 2018 and December 31, 2017. The December 31, 2018 and December 31, 2017 balances relate to deferred financing costs which are being amortized on a straight‑line basis until the maturity date of June 22, 2023. Credit Facility availability is reduced by outstanding letters of credit, amounting to nil as at December 31, 2018.

(iii)	The terms 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note, 2012 Notes and 2010 Notes are defined below.

Scheduled Debt Principal Repayments

						2024 and
	2019	2020	2021	2022	2023	Thereafter	Total
2018 Notes	$—	$—	$—	$—	$—	$350,000	$350,000
2017 Notes	—	—	—	—	—	300,000	300,000
2016 Notes	—	—	—	—	100,000	250,000	350,000
2015 Note	—	—	—	—	—	50,000	50,000
2012 Notes	—	—	—	100,000	—	100,000	200,000
2010 Notes	—	360,000	—	125,000	—	—	485,000
Total	$—	$360,000	$—	$225,000	$100,000	$1,050,000	$1,735,000

Credit Facility

On December 14, 2018, the Company amended its $1.2 billion unsecured revolving bank credit facility (the “Credit Facility”) to, among other things, extend the maturity date from June 22, 2022 to June 22, 2023 and amend pricing terms.

As at December 31, 2018 and December 31, 2017, no amounts were outstanding under the Credit Facility. Credit Facility availability is reduced by outstanding letters of credit. As at December 31, 2018, $1,200.0 million was available for future drawdown under the Credit Facility (December 31, 2017 - $1,199.2 million). During the year ended December 31, 2018, Credit Facility drawdowns totaled $300.0 million and repayments totaled $300.0 million. During the year ended December 31, 2017, Credit Facility drawdowns totaled $280.0 million and repayments totaled $280.0 million.

The Credit Facility is available in multiple currencies through prime rate and base rate advances, priced at the applicable rate plus a margin that ranges from 0.20% to 1.75%, through LIBOR advances, bankers’ acceptances and financial letters of credit, priced at the applicable rate plus a margin that ranges from 1.20% to 2.75% and through performance letters of credit, priced at the applicable rate plus a margin that ranges from 0.80% to 1.83%. The lenders under the Credit Facility are each paid a standby fee at a rate that ranges from 0.24% to 0.55% of the undrawn portion of the facility. In each case, the applicable margin or standby fees vary depending on the Company’s credit rating and the Company’s total net debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio.

2018 Notes

On February 27, 2018, the Company agreed to a $350.0 million private placement of guaranteed senior unsecured notes (the “2018 Notes”) which were issued on April 5, 2018. Upon issuance, the 2018 Notes had a weighted average maturity of 13.9 years and weighted average yield of 4.57%.

The following table sets out details of the individual series of the 2018 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

2017 Notes

On May 5, 2017, the Company agreed to a $300.0 million private placement of guaranteed senior unsecured notes (the "2017 Notes") which were issued on June 29, 2017. Upon issuance, the 2017 Notes had a weighted average maturity of 10.9 years and weighted average yield of 4.67%.

The following table sets out details of the individual series of the 2017 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes

On June 30, 2016, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2016 Notes”).

The following table sets out details of the individual series of the 2016 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.54%	6/30/2023
Series B	200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$350,000

2015 Note

On September 30, 2015, the Company closed a private placement consisting of a $50.0 million guaranteed senior unsecured note (the “2015 Note”) with a September 30, 2025 maturity date and a yield of 4.15%.

2012 Notes

On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2012 Notes”).

The following table sets out details of the individual series of the 2012 Notes:

	Principal	Interest Rate	Maturity Date
Series A	100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024
Total	$200,000

2010 Notes

On April 7, 2010, the Company closed a $600.0 million private placement of guaranteed senior unsecured notes (the “2010 Notes” and, together with the 2018 Notes, the 2017 Notes, the 2016 Notes, the 2015 Note and the 2012 Notes, the “Notes”).

On April 7, 2017, the Company repaid Series A of the 2010 Notes with principal of $115.0 million and an annual interest rate of 6.13%. As at December 31, 2018, the principal amount of the 2010 Notes that remains outstanding is $485.0 million.

The following table sets out details of the individual series of the 2010 Notes that remain outstanding:

	Principal	Interest Rate	Maturity Date
Series B	360,000	6.67%	4/7/2020
Series C	125,000	6.77%	4/7/2022
Total	$485,000

Covenants

Payment and performance of Agnico Eagle’s obligations under the Credit Facility and the Notes is guaranteed by each of its material subsidiaries and certain of its other subsidiaries (the “Guarantors”).

The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The note purchase agreements pursuant to which the Notes were issued (the “Note Purchase Agreements”) contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

The Credit Facility and Note Purchase Agreements also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value and the Note Purchase Agreements (other than the 2018 Notes) require the Company to maintain a minimum tangible net worth.

The Company was in compliance with all covenants contained in the Credit Facility and Note Purchase Agreements as at December 31, 2018.

Interest on Long-term Debt

Total long-term debt interest costs incurred during the year ended December 31, 2018 were $87.4 million (2017 - $70.0 million).

Total borrowing costs capitalized to property, plant and mine development during the year ended December 31, 2018 were $7.9 million (2017 - $6.4 million) at a capitalization rate of 1.33% (2017 - 1.37%).